UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     9729314808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     February 03, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $248,505 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      262     4851 SH       SOLE                     4851
Accuray Inc                    COM                             296    52775 SH       SOLE                    52775
American Express               COM              025816109      748    18468 SH       SOLE                    18468
Amgen Inc                      COM                             946    16730 SH       SOLE                    16730
AT&T                           COM              001957109      378    13498 SH       SOLE                    13498
Berkshire Hathaway Class B     COM              084670207    63522    19331 SH       SOLE                    19331
BP plc ADR                     COM              055622104      423     7300 SH       SOLE                     7300
Bristol-Myers Squibb           COM              110122108     1030    40800 SH       SOLE                    40800
Burlington Northern Santa Fe   COM                            1704    17275 SH       SOLE                    17275
Caterpillar Inc                COM              149123101      712    12500 SH       SOLE                    12500
Central Fund of Canada Cl A                     153501101    10019   727090 SH       SOLE                   727090
Chevron                        COM              166764100      304     3950 SH       SOLE                     3950
cisco Systems                  COM              17275R102      363    15150 SH       SOLE                    15150
Coca Cola                      COM              191216100    18336   321680 SH       SOLE                   321680
ConocoPhillips                 COM              20825C104     6869   134505 SH       SOLE                   134505
Diageo PLC ADR                 COM                            5552    79990 SH       SOLE                    79990
Dodge & Cox Balanced Fd                                        458     7154 SH       SOLE                     7154
Dominion Resources Black Warri COM              25746Q108     1900   132975 SH       SOLE                   132975
Dow Chemical                   COM              260543103     1903    68880 SH       SOLE                    68880
Duke Energy                    COM              264399106      296    17200 SH       SOLE                    17200
E*Trade Group                  COM                              26    14650 SH       SOLE                    14650
Express Scripts                COM              302182100      233     2700 SH       SOLE                     2700
Exxon Mobil                    COM              30231G102    10606   155529 SH       SOLE                   155529
First Industrial Realty        COM                             112    21400 SH       SOLE                    21400
General Electric               COM              369604103      633    41813 SH       SOLE                    41813
Home Depot                     COM              437076102     7579   261982 SH       SOLE                   261982
Honeywell Intl                 COM              438516106     2220    56641 SH       SOLE                    56641
Illinois Tool Works            COM                            2350    48975 SH       SOLE                    48975
Int'l Business Machines        COM              459200101     1160     8861 SH       SOLE                     8861
Italian Oven Inc New           COM                               0    50000 SH       SOLE                    50000
Johnson & Johnson              COM              478160104    18944   294123 SH       SOLE                   294123
Kraft Foods Cl A               COM                            3724   137012 SH       SOLE                   137012
Lilly Eli & Company            COM              532457108    14657   410450 SH       SOLE                   410450
Lowe's Companies               COM              548661107     1801    76995 SH       SOLE                    76995
M&T Bank                       COM                             520     7775 SH       SOLE                     7775
Mattel Inc                     COM                             443    22150 SH       SOLE                    22150
McDermott Int'l                COM              580037109      241    10050 SH       SOLE                    10050
McDonalds Corp                 COM              580135101      360     5765 SH       SOLE                     5765
Medtronic Inc                  COM                             579    13160 SH       SOLE                    13160
Merck & Co                     COM              589331107    22184   607129 SH       SOLE                   607129
Norfolk Southern               COM              655844108      296     5650 SH       SOLE                     5650
Pepsico                        COM              713448108     1443    23729 SH       SOLE                    23729
Pfizer Incorporated            COM              717081103     1397    76785 SH       SOLE                    76785
Philip Morris Int'l            COM                             291     6041 SH       SOLE                     6041
Procter & Gamble               COM              742718109     3207    52900 SH       SOLE                    52900
Sysco                          COM              871829107      420    15050 SH       SOLE                    15050
Texas Citizens Bank            COM                             154    16200 SH       SOLE                    16200
Texas Instruments              COM              882508104      205     7884 SH       SOLE                     7884
U S Bancorp                    COM              902973304     8199   364255 SH       SOLE                   364255
United States Natural Gas Fund                                3556   352825 SH       SOLE                   352825
USG Corp                       COM              903293405    13092   931805 SH       SOLE                   931805
Vanguard 500 Index Fd                                          410     4834 SH       SOLE                     4834
Wells Fargo & Co               COM              949746101     8794   325816 SH       SOLE                   325816
YUM! Brands                    COM              895953107      462    13200 SH       SOLE                    13200
Zimmer Holdings                COM                            2186    36990 SH       SOLE                    36990